General Information - Additional Information (Detail) - Employees	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of general information [Line Items]
Country of Incorporation	Netherlands
Address of entity	Aegonplein 50, 2591 TV, The Hague, the Netherlands
Description of nature operations and principal activities	Aegon N.V. (or ‘the Company’) and its subsidiaries (‘Aegon’ or ‘the Group’) have life insurance and pensions operations and are also active in savings and asset management operations, accident and health insurance, general insurance and to a limited extent banking operations.
Name of parent entity	Aegon N.V.
Number of employees	19,087	22,271	22,322
Aegon N.V [member]
Disclosure of general information [Line Items]
Country of Incorporation	Netherlands
Address of entity	Aegonplein 50, 2591 TV, The Hague, the Netherlands
Description of nature operations and principal activities	Aegon N.V. (or ‘the Company’) and its subsidiaries (‘Aegon’ or ‘the Group’) have life insurance and pensions operations and are also active in savings and asset management operations, accident and health insurance, general insurance and to a limited extent banking operations.
Name of parent entity	Aegon N.V.
Number of employees	0
Bottom of range [member]
Disclosure of general information [Line Items]
Number of employees	19,000	22,000
Bottom of range [member] | Aegon N.V [member]
Disclosure of general information [Line Items]
Number of employees	19,000	22,000